Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000011358 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011358 | NextEra Energy Capital Holdings, Inc.FR_65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011358 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | Strategy, Inc.FR_594972AT8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | MKS, Inc.FR_55306NAB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011358 | Bloom Energy Corp.FR_093712AK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011358 | CyberArk Software Ltd.FR_23248VAC9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011358 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011358 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000011358 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011358 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011358 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011358 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011358 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011358 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011358 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011358 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011358 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011358 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011358 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011360 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011360 | NextEra Energy Capital Holdings, Inc.FR_65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011360 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | Strategy, Inc.FR_594972AT8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | MKS, Inc.FR_55306NAB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011360 | Bloom Energy Corp.FR_093712AK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011360 | CyberArk Software Ltd.FR_23248VAC9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011360 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011360 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000011360 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011360 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011360 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011360 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011360 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011360 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011360 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011360 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011360 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011360 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011360 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011361 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011361 | NextEra Energy Capital Holdings, Inc.FR_65339KCY4
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011361 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | Strategy, Inc.FR_594972AT8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | MKS, Inc.FR_55306NAB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011361 | Bloom Energy Corp.FR_093712AK3
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011361 | CyberArk Software Ltd.FR_23248VAC9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011361 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011361 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C000011361 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000011361 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000011361 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000011361 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000011361 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011361 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000011361 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000011361 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011361 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011361 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011361 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064541 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064541 | Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.)FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064541 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064541 | Alibaba Group Holding Ltd.FR_G01719AP1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064541 | SK Hynix, Inc.FR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064541 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064541 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064541 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064541 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064541 | Eternal Ltd.FR_ACI1VLX06
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064541 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000064541 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000064541 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000064541 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064541 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000064541 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064541 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064541 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064541 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064541 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064541 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064543 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064543 | Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.)FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064543 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064543 | Alibaba Group Holding Ltd.FR_G01719AP1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064543 | SK Hynix, Inc.FR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064543 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064543 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064543 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064543 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064543 | Eternal Ltd.FR_ACI1VLX06
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064543 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000064543 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000064543 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000064543 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064543 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000064543 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064543 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064543 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064543 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064543 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064543 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064544 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000064544 | Goldman Sachs Finance Corp. International Ltd.(Tencent Holdings Ltd.)FR_ACI2N3T81
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000064544 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000064544 | Alibaba Group Holding Ltd.FR_G01719AP1
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064544 | SK Hynix, Inc.FR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064544 | Alibaba Group Holding Ltd.FR_BK6YZP902
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064544 | Tencent Holdings Ltd.FR_BMMV2K903
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064544 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064544 | Hanwha Aerospace Co. Ltd.FR_677267908
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064544 | Eternal Ltd.FR_ACI1VLX06
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064544 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.90%
C000064544 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000064544 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000064544 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000064544 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000064544 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064544 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000064544 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064544 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064544 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064544 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000150496 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150496 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150496 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150496 | SK Hynix, Inc.FR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | JD.com, Inc.FR_47215PAJ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150496 | Strategy, Inc.FR_594972AR2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150496 | Lumentum Holdings, Inc.FR_55024UAH2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150496 | Duke Energy Corp.FR_26441CBY0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150496 | Trip.com Group Ltd.FR_89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150496 | Sanrio Co. Ltd.FR_ACI2LH588
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150496 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000150496 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000150496 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150496 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150496 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150496 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000150496 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150496 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150496 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150496 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150496 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150496 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150497 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150497 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150497 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150497 | SK Hynix, Inc.FR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | JD.com, Inc.FR_47215PAJ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150497 | Strategy, Inc.FR_594972AR2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150497 | Lumentum Holdings, Inc.FR_55024UAH2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150497 | Duke Energy Corp.FR_26441CBY0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150497 | Trip.com Group Ltd.FR_89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150497 | Sanrio Co. Ltd.FR_ACI2LH588
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150497 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000150497 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000150497 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150497 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150497 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150497 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000150497 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150497 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150497 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150497 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150497 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150497 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000150498 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150498 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150498 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150498 | SK Hynix, Inc.FR_ACI2F4VY8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | JD.com, Inc.FR_47215PAJ5
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000150498 | Strategy, Inc.FR_594972AR2
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150498 | Lumentum Holdings, Inc.FR_55024UAH2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150498 | Duke Energy Corp.FR_26441CBY0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150498 | Trip.com Group Ltd.FR_89677QAB3
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150498 | Sanrio Co. Ltd.FR_ACI2LH588
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150498 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000150498 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000150498 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000150498 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000150498 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000150498 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000150498 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000150498 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000150498 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150498 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000150498 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150498 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043702 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043702 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043702 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043702 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043702 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043702 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043702 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043702 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043702 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043702 | Celsius Holdings, Inc.FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043702 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000043702 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043702 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000043702 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000043702 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043702 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000043702 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043702 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043702 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043702 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043702 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043704 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043704 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043704 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043704 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043704 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043704 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043704 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043704 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043704 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043704 | Celsius Holdings, Inc.FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043704 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000043704 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043704 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000043704 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000043704 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043704 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000043704 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043704 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043704 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043704 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043704 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000043705 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000043705 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043705 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000043705 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000043705 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000043705 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000043705 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000043705 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000043705 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000043705 | Celsius Holdings, Inc.FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000043705 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000043705 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000043705 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000043705 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000043705 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000043705 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000043705 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000043705 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000043705 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000043705 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000043705 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000220409 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220409 | Samsung Electronics Co. Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220409 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220409 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000220409 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220409 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220409 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220409 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220409 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000220409 | Celsius Holdings, Inc.FR_15118V207
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220409 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000220409 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000220409 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000220409 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000220409 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220409 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000220409 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000220409 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000220409 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000220409 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000220409 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011374 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011374 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011374 | Alibaba Group Holding Ltd.FR_G01719AP1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011374 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011374 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011374 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011374 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011374 | AeroVironment, Inc.FR_008073AA6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011374 | Mirion Technologies, Inc.FR_60471AAA9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011374 | Iberdrola Finanzas SAFR_ACI2VWJV8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011374 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000011374 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011374 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000011374 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011374 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011374 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011374 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011374 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011374 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011374 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011374 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011376 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011376 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011376 | Alibaba Group Holding Ltd.FR_G01719AP1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011376 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011376 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011376 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011376 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011376 | AeroVironment, Inc.FR_008073AA6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011376 | Mirion Technologies, Inc.FR_60471AAA9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011376 | Iberdrola Finanzas SAFR_ACI2VWJV8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011376 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000011376 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011376 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000011376 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011376 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011376 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011376 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011376 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011376 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011376 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011376 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011377 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011377 | Taiwan Semiconductor Manufacturing Co. Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000011377 | Alibaba Group Holding Ltd.FR_G01719AP1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011377 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011377 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011377 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011377 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011377 | AeroVironment, Inc.FR_008073AA6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011377 | Mirion Technologies, Inc.FR_60471AAA9
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011377 | Iberdrola Finanzas SAFR_ACI2VWJV8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011377 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000011377 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000011377 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000011377 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000011377 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000011377 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000011377 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011377 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000011377 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011377 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011377 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011362 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011362 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011362 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011362 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011362 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011362 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011362 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011362 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011362 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011362 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011362 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000011362 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011362 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011362 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011362 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011362 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011362 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011362 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011362 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011362 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011362 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011362 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011364 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011364 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011364 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011364 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011364 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011364 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011364 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011364 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011364 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011364 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011364 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000011364 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011364 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011364 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011364 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011364 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011364 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011364 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011364 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011364 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011364 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011364 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011365 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011365 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000011365 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011365 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011365 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011365 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000011365 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011365 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011365 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000011365 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000011365 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000011365 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011365 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011365 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011365 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011365 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000011365 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011365 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011365 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000011365 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011365 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011365 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000220407 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000220407 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000220407 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220407 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000220407 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000220407 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000220407 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220407 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220407 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220407 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000220407 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000220407 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000220407 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000220407 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000220407 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220407 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000220407 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000220407 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000220407 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220407 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220407 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000220407 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000011370 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011370 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011370 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011370 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011370 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011370 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011370 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011370 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011370 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011370 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000011370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000011370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000011370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011372 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011372 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011372 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011372 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011372 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011372 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011372 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011372 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011372 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011372 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000011372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000011372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000011372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011372 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011373 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000011373 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000011373 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000011373 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000011373 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000011373 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000011373 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000011373 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000011373 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000011373 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011373 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000011373 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000011373 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000011373 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011373 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000011373 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011373 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000011373 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011346 | Bausch Health Cos., Inc.FR_C6903HAB0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011346 | Aptiv Swiss Holdings Ltd.FR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Brightstar Lottery PLCFR_460599AE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Venture Global LNG, Inc.FR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | Jefferies Finance LLC/JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011346 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | Ford Motor Credit Co. LLCFR_345397B36
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | MGM Resorts InternationalFR_552953CJ8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011346 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000011346 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000011346 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011346 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011346 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000011346 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011346 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011346 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011346 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011346 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011346 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011346 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011346 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Bausch Health Cos., Inc.FR_C6903HAB0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011348 | Aptiv Swiss Holdings Ltd.FR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Brightstar Lottery PLCFR_460599AE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Venture Global LNG, Inc.FR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | Jefferies Finance LLC/JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011348 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | Ford Motor Credit Co. LLCFR_345397B36
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | MGM Resorts InternationalFR_552953CJ8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011348 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000011348 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000011348 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011348 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011348 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000011348 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011348 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011348 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011348 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011348 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011348 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011348 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011348 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Bausch Health Cos., Inc.FR_C6903HAB0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011349 | Aptiv Swiss Holdings Ltd.FR_03837AAD2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Tenet Healthcare Corp.FR_88033GDS6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Brightstar Lottery PLCFR_460599AE3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Venture Global LNG, Inc.FR_92332YAF8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | Jefferies Finance LLC/JFIN Co-Issuer Corp.FR_47232MAG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000011349 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | Ford Motor Credit Co. LLCFR_345397B36
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | MGM Resorts InternationalFR_552953CJ8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000011349 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000011349 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000011349 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000011349 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000011349 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000011349 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011349 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000011349 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011349 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000011349 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000011349 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000011349 | SectorAirlines
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011349 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011378 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011378 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011378 | Rheinmetall, AGFR_533458907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | SoftBank Group Corp.FR_677062903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011378 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011378 | Mitsubishi Heavy Industries, Ltd.FR_659706006
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011378 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011378 | Samsung Electronics Company, Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011378 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011378 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000011378 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011378 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000011378 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000011378 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011378 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011378 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011378 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011378 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011378 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011380 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011380 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011380 | Rheinmetall, AGFR_533458907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | SoftBank Group Corp.FR_677062903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011380 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011380 | Mitsubishi Heavy Industries, Ltd.FR_659706006
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011380 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011380 | Samsung Electronics Company, Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011380 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011380 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000011380 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011380 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000011380 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000011380 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011380 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011380 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011380 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011380 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011380 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000011381 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000011381 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011381 | Rheinmetall, AGFR_533458907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | SoftBank Group Corp.FR_677062903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000011381 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011381 | Mitsubishi Heavy Industries, Ltd.FR_659706006
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011381 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011381 | Samsung Electronics Company, Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011381 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000011381 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000011381 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000011381 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000011381 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000011381 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000011381 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000011381 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000011381 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000011381 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011381 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000204888 | Rolls-Royce Holdings PLCFR_B63H84900
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000204888 | Taiwan Semiconductor Manufacturing Company, Ltd.FR_688910900
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000204888 | Rheinmetall, AGFR_533458907
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | UniCredit, S.p.A.FR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | SoftBank Group Corp.FR_677062903
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000204888 | SK Hynix, Inc.FR_645026907
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000204888 | Mitsubishi Heavy Industries, Ltd.FR_659706006
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000204888 | Kering SAFR_550507909
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000204888 | Samsung Electronics Company, Ltd.FR_677172009
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204888 | Siemens Energy AGFR_ACI1RCRC2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000204888 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000204888 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000204888 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000204888 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000204888 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204888 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000204888 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000204888 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000204888 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000204888 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234923 | Ibiden Co. Ltd.FR_645610007
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234923 | Hyosung Heavy Industries Corp.FR_BD8317901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234923 | Rakuten Bank Ltd.FR_BRPTWP900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234923 | Fincantieri SpAFR_ACI2PKH27
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | Indra Sistemas SAFR_447621905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234923 | Hudbay Minerals, Inc.FR_443628953
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234923 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234923 | Life360, Inc.FR_BJMXQ6901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234923 | Kandenko Co. Ltd.FR_648358000
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234923 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000234923 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234923 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234923 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000234923 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234923 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234923 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234923 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234923 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234923 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234923 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234922 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234922 | Ibiden Co. Ltd.FR_645610007
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234922 | Hyosung Heavy Industries Corp.FR_BD8317901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234922 | Rakuten Bank Ltd.FR_BRPTWP900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234922 | Fincantieri SpAFR_ACI2PKH27
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | Indra Sistemas SAFR_447621905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234922 | Hudbay Minerals, Inc.FR_443628953
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234922 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234922 | Life360, Inc.FR_BJMXQ6901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234922 | Kandenko Co. Ltd.FR_648358000
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234922 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000234922 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234922 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234922 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000234922 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234922 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234922 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234922 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234922 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234922 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234922 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234924 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234924 | Ibiden Co. Ltd.FR_645610007
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234924 | Hyosung Heavy Industries Corp.FR_BD8317901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234924 | Rakuten Bank Ltd.FR_BRPTWP900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234924 | Fincantieri SpAFR_ACI2PKH27
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | Indra Sistemas SAFR_447621905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234924 | Hudbay Minerals, Inc.FR_443628953
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234924 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234924 | Life360, Inc.FR_BJMXQ6901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234924 | Kandenko Co. Ltd.FR_648358000
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234924 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000234924 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234924 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234924 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000234924 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234924 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234924 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234924 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234924 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234924 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234924 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234925 | Amber Enterprises India Ltd.FR_ACI0ZHY02
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234925 | Ibiden Co. Ltd.FR_645610007
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000234925 | Hyosung Heavy Industries Corp.FR_BD8317901
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234925 | Rakuten Bank Ltd.FR_BRPTWP900
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000234925 | Fincantieri SpAFR_ACI2PKH27
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | Indra Sistemas SAFR_447621905
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234925 | Hudbay Minerals, Inc.FR_443628953
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234925 | BAWAG Group AGFR_BZ1GZ0908
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234925 | Life360, Inc.FR_BJMXQ6901
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234925 | Kandenko Co. Ltd.FR_648358000
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234925 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000234925 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234925 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000234925 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	30.40%
C000234925 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234925 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000234925 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234925 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234925 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234925 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234925 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011366 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011366 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011366 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011366 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011366 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011366 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011366 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011366 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011366 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000011366 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000011366 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000011366 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000011366 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011366 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000011366 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011366 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011366 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011366 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011366 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011366 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011368 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011368 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011368 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011368 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011368 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011368 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011368 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011368 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000011368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000011368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000011368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000011368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000011368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011368 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011368 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000011369 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011369 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000011369 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000011369 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000011369 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000011369 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000011369 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011369 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011369 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000011369 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000011369 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000011369 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000011369 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000011369 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000011369 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000011369 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011369 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000011369 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000011369 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000011369 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000220408 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220408 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000220408 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000220408 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220408 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000220408 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000220408 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | Calamos Short-Term Bond FundFR_128120433
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220408 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220408 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000220408 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000220408 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000220408 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000220408 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000220408 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000220408 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000220408 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220408 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000220408 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000220408 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220408 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000165048 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165048 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000165048 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165048 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165048 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165048 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165048 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165048 | 3M Co.FR_88579Y101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165048 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165048 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165048 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000165048 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000165048 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165048 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000165048 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000165048 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000165048 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165048 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000165049 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165049 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000165049 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165049 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165049 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165049 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165049 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165049 | 3M Co.FR_88579Y101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165049 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165049 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165049 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000165049 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000165049 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165049 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000165049 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000165049 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000165049 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165049 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000165050 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000165050 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000165050 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000165050 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000165050 | L3Harris Technologies, Inc.FR_502431109
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165050 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000165050 | United Airlines Holdings, Inc.FR_910047109
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165050 | 3M Co.FR_88579Y101
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000165050 | Boeing Co.FR_097023105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000165050 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000165050 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000165050 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000165050 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000165050 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	38.90%
C000165050 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000165050 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000165050 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000165050 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000011350 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011350 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000011350 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011350 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011350 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011350 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011350 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011350 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011350 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000011350 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000011350 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011350 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011350 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011350 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000011350 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011350 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011350 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011350 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011350 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011352 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011352 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000011352 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011352 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011352 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011352 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011352 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011352 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011352 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000011352 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000011352 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011352 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011352 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011352 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000011352 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011352 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011352 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011352 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011352 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000011353 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000011353 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000011353 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000011353 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000011353 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000011353 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000011353 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011353 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011353 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | Walmart, Inc.FR_931142103
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000011353 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000011353 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000011353 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000011353 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000011353 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000011353 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000011353 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000011353 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000011353 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000011353 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000211098 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211098 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211098 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211098 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211098 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211098 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211098 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211098 | Red Violet, Inc.FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211098 | Graham Corp.FR_384556106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211098 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211098 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000211098 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211098 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211098 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000211098 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211098 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000211098 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211098 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211098 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000228743 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000228743 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000228743 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000228743 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000228743 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000228743 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000228743 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000228743 | Red Violet, Inc.FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228743 | Graham Corp.FR_384556106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228743 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000228743 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000228743 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000228743 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000228743 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000228743 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000228743 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000228743 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000228743 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000228743 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211096 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211096 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211096 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211096 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211096 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211096 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211096 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211096 | Red Violet, Inc.FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211096 | Graham Corp.FR_384556106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211096 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211096 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000211096 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211096 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211096 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000211096 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211096 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000211096 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211096 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211096 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000211097 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000211097 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000211097 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000211097 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000211097 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000211097 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000211097 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000211097 | Red Violet, Inc.FR_75704L104
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211097 | Graham Corp.FR_384556106
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211097 | Sterling Infrastructure, Inc.FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000211097 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000211097 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000211097 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000211097 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000211097 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000211097 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000211097 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000211097 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000211097 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213161 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213161 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213161 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213161 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213161 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213161 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213161 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213161 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213161 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213161 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213161 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000213161 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213161 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213161 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000213161 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213161 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000213161 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213161 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213162 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213162 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213162 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213162 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213162 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213162 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213162 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213162 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213162 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213162 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213162 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000213162 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213162 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213162 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000213162 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213162 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000213162 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213162 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000213160 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000213160 | Dave, Inc.FR_23834J201
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213160 | Argan, Inc.FR_04010E109
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000213160 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000213160 | Rush Street Interactive, Inc.FR_782011100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000213160 | SiTime Corp.FR_82982T106
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000213160 | AppLovin Corp.FR_03831W108
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000213160 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000213160 | Insmed, Inc.FR_457669307
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213160 | Pure Storage, Inc.FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000213160 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	29.40%
C000213160 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000213160 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000213160 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000213160 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000213160 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000213160 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000213160 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000150500 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000150500 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150500 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150500 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150500 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000150500 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000150500 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150500 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150500 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150500 | S&P 500 Index, PutFR_ADI30ZHS0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150500 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000150500 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150500 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000150500 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150500 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150500 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000150500 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150500 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150500 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150500 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150500 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150500 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150501 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000150501 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150501 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150501 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150501 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000150501 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000150501 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150501 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150501 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150501 | S&P 500 Index, PutFR_ADI30ZHS0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150501 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000150501 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150501 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000150501 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150501 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150501 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000150501 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150501 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150501 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150501 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150501 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150501 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000150502 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000150502 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150502 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150502 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000150502 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000150502 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000150502 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000150502 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000150502 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150502 | S&P 500 Index, PutFR_ADI30ZHS0
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000150502 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	35.70%
C000150502 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000150502 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000150502 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000150502 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150502 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000150502 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000150502 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150502 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150502 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000150502 | SectorOther
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000150502 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000243951 | Alchemy Investments Acquisition Corp. 1FR_G0232F109
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243951 | TXNM Energy, Inc.FR_69349HAF4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243951 | FutureTech II Acquisition Corp.FR_36119D103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243951 | TEGNA, Inc.FR_87901J105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243951 | CyberArk Software, Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243951 | Bill Holdings, Inc.FR_090043AE0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243951 | Five9, Inc.FR_338307AF8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243951 | Global Payments, Inc.FR_37940XAU6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243951 | Norfolk Southern Corp.FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243951 | Dayforce, Inc.FR_15677JAD0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243951 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000243951 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243951 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243951 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243951 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243951 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243951 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243951 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243951 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243951 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243951 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000243950 | Alchemy Investments Acquisition Corp. 1FR_G0232F109
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243950 | TXNM Energy, Inc.FR_69349HAF4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243950 | FutureTech II Acquisition Corp.FR_36119D103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243950 | TEGNA, Inc.FR_87901J105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243950 | CyberArk Software, Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243950 | Bill Holdings, Inc.FR_090043AE0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243950 | Five9, Inc.FR_338307AF8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243950 | Global Payments, Inc.FR_37940XAU6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243950 | Norfolk Southern Corp.FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243950 | Dayforce, Inc.FR_15677JAD0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243950 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000243950 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243950 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243950 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243950 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243950 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243950 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243950 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243950 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243950 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243950 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000243949 | Alchemy Investments Acquisition Corp. 1FR_G0232F109
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000243949 | TXNM Energy, Inc.FR_69349HAF4
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243949 | FutureTech II Acquisition Corp.FR_36119D103
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000243949 | TEGNA, Inc.FR_87901J105
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000243949 | CyberArk Software, Ltd.FR_M2682V108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243949 | Bill Holdings, Inc.FR_090043AE0
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243949 | Five9, Inc.FR_338307AF8
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243949 | Global Payments, Inc.FR_37940XAU6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000243949 | Norfolk Southern Corp.FR_655844108
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243949 | Dayforce, Inc.FR_15677JAD0
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000243949 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000243949 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243949 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243949 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243949 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243949 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000243949 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243949 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000243949 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243949 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000243949 | SectorSpecial Purpose Acquisition Companies
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000204432 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204432 | U.S. Treasury NotesFR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204432 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000204432 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204432 | GS Mortgage Securities Corp. TrustFR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204432 | CNH Equipment TrustFR_18978JAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204432 | SoFi Consumer Loan Program TrustFR_83406YAB7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | American Express Credit Account Master TrustFR_02582JKF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | SCCU Auto Receivables TrustFR_805922AJ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | Ford Credit Auto Owner TrustFR_34533BAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204432 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000204432 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000204432 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000204432 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000204432 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000204432 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204432 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000204433 | U.S. Treasury NotesFR_91282CKD2
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000204433 | U.S. Treasury NotesFR_91282CMG3
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000204433 | U.S. Treasury NotesFR_91282CNY3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000204433 | U.S. Treasury NotesFR_91282CLN9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000204433 | GS Mortgage Securities Corp. TrustFR_36270GAA9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204433 | CNH Equipment TrustFR_18978JAD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000204433 | SoFi Consumer Loan Program TrustFR_83406YAB7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | American Express Credit Account Master TrustFR_02582JKF6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | SCCU Auto Receivables TrustFR_805922AJ0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | Ford Credit Auto Owner TrustFR_34533BAA8
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000204433 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000204433 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000204433 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000204433 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000204433 | AssetMunicipal Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000204433 | AssetSovereign Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000204433 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000049601 | U.S. Treasury NotesFR_91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049601 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049601 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049601 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049601 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049601 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049601 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049601 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049601 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049601 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000049601 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049601 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049601 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000049601 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049603 | U.S. Treasury NotesFR_91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049603 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049603 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049603 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049603 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049603 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049603 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049603 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049603 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049603 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000049603 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049603 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049603 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000049603 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000049604 | U.S. Treasury NotesFR_91282CLJ8
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000049604 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000049604 | Federal National Mortgage AssociationFR_31418E3D0
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000049604 | Federal National Mortgage AssociationFR_31418EU99
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049604 | Federal National Mortgage AssociationFR_31418EV98
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000049604 | Federal National Mortgage AssociationFR_31418EPB0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000049604 | Federal National Mortgage AssociationFR_31418D2M3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000049604 | U.S. Treasury BondsFR_912810QA9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000049604 | Federal National Mortgage AssociationFR_31418DNG3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | Federal National Mortgage AssociationFR_31418EKS8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000049604 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	47.30%
C000049604 | AssetAsset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049604 | AssetBank Loans
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000049604 | AssetU.S. Government and Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000049604 | AssetResidential Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%